Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Mar. 03, 2021 shares	Oct. 08, 2019 shares
Research and development costs	$ 0		$ 0		$ 0
Advertising and promotional expenses	$ 70,000		$ 41,000		$ 29,000
Common stock, issued | shares	7,902,332		7,899,832				2,061,900	1,030,950
Remaining performance obligation	$ 4,230,000		$ 3,839,000
Revenue from Contract with Customer, Increase (Decrease)	$ 391,000
Revenue [Member]
Concentration percentage	48.00%	48.00%	47.00%	47.00%	41.00%	41.00%
ZHEJIANG TIANLAN [Member]
Research and development costs | ¥		¥ 22,049,000		¥ 27,371,000		¥ 20,452,000
Common stock, issued shares | shares	82,572,000		82,572,000
Impairment of long-lived assets | ¥		¥ 0		¥ 0		¥ 0
Common stock, issued | shares	0		0
ZHEJIANG TIANLAN [Member] | Revenue [Member]
Concentration percentage	41.00%	41.00%	42.00%	42.00%	38.00%	38.00%
ZHEJIANG TIANLAN [Member] | Revenue [Member] | Customer One
Concentration percentage	16.00%	16.00%	16.00%	16.00%	22.00%	22.00%